Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 15, 2017
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 15, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSPX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSKX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSYX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSIX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSRX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSZX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSHX
MainStay Epoch Global Equity Yield Fund (Prospectus Summary) | MainStay Epoch Global Equity Yield Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPSTX